COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Obligations
Year ending December 31,

2017	$2,480
2018	651
2019	103

Total	$3,234